Trade And Unbilled Receivables And Contract Assets, Net - Schedule of net contract liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Contract assets	$ 2,748,723	$ 2,405,780
Contract liabilities	(3,617,436)	(2,966,102)
Net contract liabilities	$ (868,713)	$ (560,322)